Taxes (Details) $ in Millions		12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 HKD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)
Taxes [Line Items]
Profits tax rate (in Dollars)			$ 2
Assessable profit percentage		16.50%	16.50%
Provision of income tax expenses (in Dollars)		$ 85,556		$ 2,149,669	$ 2,285,718
Corporation income tax rate		12.50%	12.50%
Statutory corporate income tax rate		25.00%	25.00%	25.00%
Non-deductible expense (in Dollars)	$ 133,292
Hong Kong [Member]
Taxes [Line Items]
Profits tax rate (in Dollars)			$ 2
Assessable profit percentage		8.25%	8.25%
Applicable tax rate		16.50%	16.50%
Provision of income tax expenses (in Dollars)
PRC [Member]
Taxes [Line Items]
Corporation income tax rate		25.00%	25.00%
Preferential tax rate		15.00%	15.00%